Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 108,274		$ 108,274		$ 69,882
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(27,373)	$ (4,049)	(29,074)	$ (8,858)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	16,409	14,772	12,687	29,007
Total realized and unrealized gains (losses) on derivative instruments	(10,964)	10,723	(16,387)	20,149
Interest rate swap agreements
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(1,785)	(4,031)	(3,473)	(8,840)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(8,195)	8,532	(14,216)	24,451
Foreign currency forward contracts
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(101)	0	(101)	0
Stock purchase warrants
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(25,559)	0	(25,559)	0
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	24,584	6,206	26,900	4,522
Forward freight agreements
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(29)	(18)	(42)	(18)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 121	$ 34	$ 104	$ 34